GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

There were no changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023.

	For the years ended,
	2022	2023
	US$	US$
Balance at the beginning of year	2,492,668	2,492,668
Balance at the end of year	2,492,668	2,492,668